Document and Entity Information	Jan. 01, 2020
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 01, 2020
Entity Registrant Name	Assembly Biosciences, Inc.
Entity Central Index Key	0001426800
Entity Emerging Growth Company	false
Entity File Number	001-35005
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-8729264
Entity Address, Address Line One	331 Oyster Point Blvd., Fourth Floor
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	833
Local Phone Number	509-4583
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	ASMB
Security Exchange Name	NASDAQ
Former Address
Document And Entity Information [Line Items]
Entity Address, Address Line One	11711 N. Meridian St.
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Carmel
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46032